Note 7. Net Operating Losses	3 Months Ended
Aug. 31, 2010
Notes
Note 7. Net Operating Losses	NOTE 7. NET OPERATING LOSSES As of August 31, 2010, the Company has a net operating loss carry-forward of approximately $140,430, which will expire 20 years from the date the loss was incurred.